Investment Strategy	Oct. 28, 2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Options Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily 20+ Year Treasury Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Underlying Index”).

The Underlying Index is a product of ICE Data Indices, LLC. (the “Index Provider”). The Underlying Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Underlying Index intra-month. The Underlying Index is reconstituted and rebalanced on the last business day of each month.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily AAPL Bull 2X Shares (NASDAQ: AAPU). Investors can access information about AAPU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AAPU’s filings with the SEC, is essential for investors to understand AAPU’s operations, investment strategy, and financial prospects. The description of AAPU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Apple Daily Target ETF (CBOE: AAPX). Investors can access information about AAPX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from AAPX’s filings with the SEC, is essential for investors to understand AAPX’s operations, investment strategy, and financial prospects. The description of AAPX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long AAPL Daily ETF (NASDAQ: AAPB). Investors can access information about AAPB, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from AAPB’s filings with the SEC, is essential for investors to understand AAPB’s operations, investment strategy, and financial prospects. The description of AAPB’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. AAPB is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AAPB’s publicly available documents. In connection to AAPU and AAPX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAPU and AAPX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AAPU and AAPX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AAPU AND AAPX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AAPB.

GraniteShares YieldBOOST ADBE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Leverage Shares 2X Long ADBE ETF (NASDAQ: ADBG). Investors can access information about ADBG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from ADBG’s filings with the SEC, is essential for investors to understand ADBG’s operations, investment strategy, and financial prospects. The description of ADBG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ADBG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ADBG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ADBG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ADBG, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long AMD Daily ETF (NASDAQ: AMDL). Investors can access information about AMDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from AMDL’s filings with the SEC, is essential for investors to understand AMDL’s operations, investment strategy, and financial prospects. The description of AMDL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Direxion Daily AMD Bull 2X Shares (NASDAQ: AMUU). Investors can access information about AMUU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AMUU’s filings with the SEC, is essential for investors to understand AMUU’s operations, investment strategy, and financial prospects. The description of AMUU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	Leverage Shares 2X Long AMD ETF (NASDAQ: AMDG). Investors can access information about AMDG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from AMDG’s filings with the SEC, is essential for investors to understand AMDG’s operations, investment strategy, and financial prospects. The description of AMDG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semiconductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. AMDL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AMDL’s publicly available documents. In connection to AMUU and AMDG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMUU and AMDG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AMUU and AMDG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMUU AND AMDG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AMDL.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following Underlying Leveraged ETF:

(1)	Direxion Daily AMZN Bull 2X Shares (NASDAQ: AMZU). Investors can access information about AMZU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AMZU’s filings with the SEC, is essential for investors to understand AMZU’s operations, investment strategy, and financial prospects. The description of AMZU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long AMZN Daily ETF (NASDAQ: AMZZ). Investors can access information about AMZZ, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from AMZZ’s filings with the SEC, is essential for investors to understand AMZZ’s operations, investment strategy, and financial prospects. The description of AMZZ’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the online retail industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. AMZZ is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AMZZ’s publicly available documents. In connection to AMZU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMZU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AMZU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMZU, ITS TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AMZZ.

GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long APP Daily ETF (NASDAQ: APPX). Investors can access information about APPX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from APPX’s filings with the SEC, is essential for investors to understand APPX’s operations, investment strategy, and financial prospects. The description of APPX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with APPX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding APPX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of APPX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH APPX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long ARM Daily Target ETF (Cboe BZX Exchange: ARMU). Investors can access information about ARMU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from ARMU’s filings with the SEC, is essential for investors to understand ARMU’s operations, investment strategy, and financial prospects. The description of ARMU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2X Long ARM ETF (NASDAQ: ARMG). Investors can access information about ARMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from ARMG’s filings with the SEC, is essential for investors to understand ARMG’s operations, investment strategy, and financial prospects. The description of ARMG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ARMU and ARMG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ARMU and ARMG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ARMU and ARMG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ARMU AND ARMG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Leverage Shares 2X Long ASML ETF (NASDAQ: ASMG). Investors can access information about ASMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from ASMG’s filings with the SEC, is essential for investors to understand ASMG’s operations, investment strategy, and financial prospects. The description of ASMG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ASMG none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASMG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ASMG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ARMS, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily AVGO Bull 2X Shares (NASDAQ: AVL). Investors can access information about AVL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AVL’s filings with the SEC, is essential for investors to understand AVL’s operations, investment strategy, and financial prospects. The description of AVL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Defiance Daily Target 2X Long AVGO ETF (NASDAQ: AVGX). Investors can access information about AVGO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from AVGX’s filings with the SEC, is essential for investors to understand AVGX’s operations, investment strategy, and financial prospects. The description of AVGX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with AVL and AVGX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AVL or AVGX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AVL or AVGX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AVL OR AVGX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long BABA Daily ETF (NASDAQ: BABX). Investors can access information about BABX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from BABX’s filings with the SEC, is essential for investors to understand BABX’s operations, investment strategy, and financial prospects. The description of BABX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	KraneShares Daily PDD Bull 2X Shares (NASDAQ: KBAB). Investors can access information about KBAB, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-180870 and 811-22698. This information, derived from KBAB’s filings with the SEC, is essential for investors to understand KBAB’s operations, investment strategy, and financial prospects. The description of KBAB’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the online retail industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. BABX is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of BABX’s publicly available documents. In connection to KBAB, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KBAB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH BABX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH KBAB, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Options Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily S&P Biotech Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Biotechnology Select Industry Index (the “Underlying Index”).

The Underlying Index is a modified equal weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (“GICS”). GICS classifications are determined primarily based on a company’s revenues, however, earnings and market perception are also considered by GICS. The Underlying Index consists of constituents of the S&P Total Market Index (“S&P TMI”) that belong to the GICS biotechnology sub-industry that satisfy the following criteria: (1) have a float-adjusted market capitalization above $300 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the Underlying Index rebalancing reference date) above 50%;have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio above 90%; or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio above 150%; and (2) are U.S.-based companies. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Underlying Index as of the rebalancing effective date. The Underlying Index is rebalanced quarterly.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Asset. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Asset’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Asset. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Asset.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Asset. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	he Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Asset directly. The Fund’s participation in a potential increase in the price of the Underlying Leveraged ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In all examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin (the “Underlying Asset”) for a single day, not for any other period.

The Underlying Leveraged ETF will not invest directly in bitcoin. The Underlying Leveraged ETF will generally achieve their investment strategy by investing in bitcoin futures or in swap contracts that provide exposure to bitcoin futures. Bitcoin futures held or referenced by the Underlying Leveraged ETF are standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the CFTC. To maintain its exposure to bitcoin futures, the Underlying Leveraged ETF must roll over its position before expiration. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Underlying Leveraged ETF will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Underlying Leveraged ETF will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

The Underlying Leveraged ETF may also invest in money market instruments and U.S. government to provide liquidity, serve as margin or collateralize the Underlying Leveraged ETF’s investments in bitcoin futures contracts or in swap contracts.

The Underlying Leveraged ETF expects to gain exposure to bitcoin by investing in bitcoin futures contracts or swaps through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because the Underlying Leveraged ETF intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), the Underlying Leveraged ETF intends to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year.

Due to the high margin requirements that are unique to bitcoin futures contracts and certain tests that must be met in order to qualify as a RIC, the Underlying Leveraged ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to bitcoin futures contracts.

The Underlying Leveraged ETF may not always achieve its intended investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the bitcoin and may return substantially less than that on days at or around quarter end when the Underlying Leveraged ETF must reduce its exposure to qualify for tax treatment as a RIC.

The Underlying Leveraged ETFs are subject to the information requirements of the federal securities laws, and in accordance therewith, file reports and other information with the SEC. The SEC maintains an internet website, www.sec.gov, that contains reports and other info regarding the Underlying Leveraged ETFs that are filed electronically with SEC.

The Fund intends to reference the following Underlying Leveraged ETF:

(1)	2x Bitcoin Strategy ETF (CBOE BZX: BITX). Investors can access information about BITX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-263619 and 811-23785. This information, derived from BITX’s filings with the SEC, is essential for investors to understand BITX’s operations, investment strategy, and financial prospects. The description of BITX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	ProShares Ultra Bitcoin ETF (NYSE ARCA: BITU). Investors can access information about BITU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-21114. This information, derived from BITU’s filings with the SEC, is essential for investors to understand BITU’s operations, investment strategy, and financial prospects. The description of BITU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	CoinShares Bitcoin Leverage ETF (NASDAQ: BFTX). Investors can access information about BFTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-258722 and 811-23725. This information, derived from BFTX’s filings with the SEC, is essential for investors to understand BFTX’s operations, investment strategy, and financial prospects. The description of BFTX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(4)	T-Rex 2x Long Bitcoin ETF (CBOE BZX: BTCL). Investors can access information about BTCL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-288436 and 811-22172. This information, derived from BTCL’s filings with the SEC, is essential for investors to understand BTCL’s operations, investment strategy, and financial prospects. The description of BTCL’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH THE UNDERLYING LEVERAGED ETF, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying KRKB ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily BRKB Bull 2X Shares (NASDAQ: BRKU). Investors can access information about BRKU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from BRKU’s filings with the SEC, is essential for investors to understand BRKU’s operations, investment strategy, and financial prospects. The description of BRKU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services sector and the insurance industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with BRKU none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BRKU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of BRKU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BRKU, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily FTSE China Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE China 50 Index (the “Underlying Index”).

The Underlying Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell (the “Index Provider”). Constituents in the Underlying Index are weighted based on total market value, so that companies with larger total market values will generally have a greater weight in the Underlying Index. Underlying Index constituents are screened for liquidity and weightings and are capped to limit the concentration of any one stock in the Underlying Index.

China is considered an “emerging market,” by the Index Provider. The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and a lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR FTSE/RUSSELL.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return overtime, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long COIN Daily ETF (NASDAQ: CONL). Investors can access information about CONL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from CONL’s filings with the SEC, is essential for investors to understand CONL’s operations, investment strategy, and financial prospects. The description of CONL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long COIN Daily ETF (NASDAQ: COIG). Investors can access information about COIG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from COIG’s filings with the SEC, is essential for investors to understand COIG’s operations, investment strategy, and financial prospects. The description of COIG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the digital asset and finance industries.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. CONL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of CONL’s publicly available documents. In connection to COIG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding COIG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH CONL.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH COIG ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long CRCL Daily Target ETF (Cboe BZX Exchange: CCUP). Investors can access information about CCUP, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from CCUP’s filings with the SEC, is essential for investors to understand MSTU’s operations, investment strategy, and financial prospects. The description of CCUP’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long CRCL Daily ETF (NASDAQ: CRCG). Investors can access information about CRCG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from CRCG’s filings with the SEC, is essential for investors to understand CRCG’s operations, investment strategy, and financial prospects. The description of CRCG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	ProShares Ultra CRCL ETF (NYSE-ARCA: CRCA). Investors can access information about CRCA, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-21114. This information, derived from CRCA’s filings with the SEC, is essential for investors to understand CRCA’s operations, investment strategy, and financial prospects. The description of CRCA’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to CCUP, CRCG and CRCA, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to these funds. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CCUP, CRCG and CRCA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of CCUP, CRCG and CRCA.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CCUP, CRGG AND CRGA, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST CRWD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long CRWD Daily ETF (NASDAQ: CRWL). Investors can access information about CRWL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from CRWL’s filings with the SEC, is essential for investors to understand CRWL’s operations, investment strategy, and financial prospects. The description of CRWL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. CRWL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of CRWL’s publicly available documents. The Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH CRWL.

GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long CRWV Daily ETF (NASDAQ: CWVX). Investors can access information about CWVX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from CWVX’s filings with the SEC, is essential for investors to understand CWVX’s operations, investment strategy, and financial prospects. The description of CWVX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	T-REX 2X Long CRWV Daily Target ETF (Cboe BZX Exchange: CRWU). Investors can access information about CRWU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from CRWU’s filings with the SEC, is essential for investors to understand CRWU’s operations, investment strategy, and financial prospects. The description of CRWU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	Leverage Shares 2x Long CRWV Daily ETF (NASDAQ: CRWG). Investors can access information about CRWG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from CRWG’s filings with the SEC, is essential for investors to understand CRWG’s operations, investment strategy, and financial prospects. The description of CRWG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with CWVX, CRWU and CRWG none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to these funds. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CWVX, CRWU and CRWG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of CWVX, CRWU and CRWG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CWVX, CRWU OR CRWG THEIRTRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long DJT Daily Target ETF (Cboe BZX Exchange: DJTU). Investors can access information about DJTU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from DJTU’s filings with the SEC, is essential for investors to understand DJTU’s operations, investment strategy, and financial prospects. The description of DJTU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the interactive media and services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to DJTU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the funds. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DJTU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of DJTU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DJTU, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Asset. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Asset’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Asset. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Asset.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Asset. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	he Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Asset directly. The Fund’s participation in a potential increase in the price of the Underlying Leveraged ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In all examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of ether (the “Underlying Asset”) for a single day, not for any other period.

The Underlying Leveraged ETF will not invest directly in ether. The Underlying Leveraged ETF will generally achieve their investment strategy by investing in ether futures or in swap contracts that provide exposure to ether futures. Ether futures held or referenced by the Underlying Leveraged ETF are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. To maintain its exposure to ether futures, the Underlying Leveraged ETF must roll over its position before expiration. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Underlying Leveraged ETF will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Underlying Leveraged ETF will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

The Underlying Leveraged ETF may also invest in money market instruments and U.S. government to provide liquidity, serve as margin or collateralize the Underlying Leveraged ETF’s investments in ether futures contracts or in swap contracts.

The Underlying Leveraged ETF expects to gain exposure to ether by investing in ether futures contracts or swaps through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because the Underlying Leveraged ETF intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), the Underlying Leveraged ETF intends to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year.

Due to the high margin requirements that are unique to ether futures contracts and certain tests that must be met in order to qualify as a RIC, the Underlying Leveraged ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

The Underlying Leveraged ETF may not always achieve its intended investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ether and may return substantially less than that on days at or around quarter end when the Underlying Leveraged ETF must reduce its exposure to qualify for tax treatment as a RIC.

The Underlying Leveraged ETFs are subject to the information requirements of the federal securities laws, and in accordance therewith, file reports and other information with the SEC. The SEC maintains an internet website, www.sec.gov, that contains reports and other info regarding the Underlying Leveraged ETFs that are filed electronically with SEC.

The Fund intends to reference the following Underlying Leveraged ETF:

(1)	2x Ether ETF (CBOE BZX: ETHU). Investors can access information about ETHU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-263619 and 811-23785. This information, derived from ETHU’s filings with the SEC, is essential for investors to understand ETHU’s operations, investment strategy, and financial prospects. The description of BITX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	ProShares Ultra Ether ETF (NYSE ARCA: ETHT). Investors can access information about BITU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-21114. This information, derived from ETHT’s filings with the SEC, is essential for investors to understand ETHT’s operations, investment strategy, and financial prospects. The description of BITU’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH THE UNDERLYING LEVERAGED ETF, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

Additional Information on Ether

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol.

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily Financial Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Financial Select Sector Index (the “Underlying Index”).

The Underlying Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). The Underlying Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Underlying Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Underlying Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Underlying Index. This design ensures that each of the component stocks within a Select Sector Index is represented proportionate to the total market capitalization of such Select Sector Index.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be two times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, 2 times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily Gold Miners Index Bull 2X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “Underlying Index”).

The Underlying Index, which is provided by ICE Data Indices, LLC, is a modified market capitalization weighted index comprised of publicly traded common stocks, American depositary receipts or global depositary receipts of companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The Underlying Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Underlying Index at each rebalance date. The Underlying Index may include small and mid-capitalization companies and foreign issuers, including among others, Canadian issuers.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily GOOGL Bull 2X Shares (NASDAQ: GGLL). Investors can access information about GGLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from GGLL’s filings with the SEC, is essential for investors to understand GGLL’s operations, investment strategy, and financial prospects. The description of GGLL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer programming industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with GGLL none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GGLL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GGLL.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH GGLL, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long HIMS ETF (NASDAQ: HIMZ). Investors can access information about HIMZ, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from HIMZ’s filings with the SEC, is essential for investors to understand HIMZ’s operations, investment strategy, and financial prospects. The description of HIMZ’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the healthcare providers and services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with HIMZ, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HIMZ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of HIMZ.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH HIMZ, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying HODD ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long HOOD ETF (NASDAQ: HOOX). Investors can access information about HOOX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from HOOX’s filings with the SEC, is essential for investors to understand HOOX’s operations, investment strategy, and financial prospects. The description of HOOX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(1)	T-REX 2X Long HOOD Daily Target ETF (Cboe BZX Exchange: ROBN). Investors can access information about ROBN, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from ROBN’s filings with the SEC, is essential for investors to understand ROBN’s operations, investment strategy, and financial prospects. The description of ROBN’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long HOOD Daily ETF (NASDAQ: HOOG). Investors can access information about HOOG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from HOOG’s filings with the SEC, is essential for investors to understand HOOG’s operations, investment strategy, and financial prospects. The description of HOOG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the investment banking and brokerage industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to HOOX, ROBN and HOOG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HOOX, ROBN and HOOG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of HOOX, ROBN and HOOG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH HOOX ROBN AND HOOG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long INTC Daily ETF (NASDAQ: INTW). Investors can access information about INTW, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from INTW’s filings with the SEC, is essential for investors to understand INTW’s operations, investment strategy, and financial prospects. The description of INTW’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. INTW is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of INTW’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH INTW.

GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the IONQ Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long IONQ ETF (NASDAQ: IONX). Investors can access information about IONX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from IONX’s filings with the SEC, is essential for investors to understand IONX’s operations, investment strategy, and financial prospects. The description of IONX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long IONQ Daily ETF (NASDAQ: IONL). Investors can access information about IONL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from IONL’s filings with the SEC, is essential for investors to understand IONL’s operations, investment strategy, and financial prospects. The description of IONL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. IONL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of IONL’s publicly available documents. In connection with IONX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IONX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of IONX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IONX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH IONL.

GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long LLY ETF (NASDAQ: LLYX). Investors can access information about LLYX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from LLYX’s filings with the SEC, is essential for investors to understand LLYX’s operations, investment strategy, and financial prospects. The description of LLYX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Direxion Daily LLY Bull 2X Shares (NASDAQ: ELIL). Investors can access information about ELIL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from ELIL’s filings with the SEC, is essential for investors to understand ELIL’s operations, investment strategy, and financial prospects. The description of ELIL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the healthcare and pharmaceutical industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with LLYX and ELIL, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding LLYX and ELIL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of LLYX and ELIL.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IONX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH IONL.

GraniteShares YieldBOOST MARA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long MARA Daily ETF (NASDAQ: MRAL). Investors can access information about MRAL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MRAL’s filings with the SEC, is essential for investors to understand MRAL’s operations, investment strategy, and financial prospects. The description of MRAL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MRAL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MRAL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MRAL.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily META Bull 2X Shares (NASDAQ: METU). Investors can access information about METU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from METU’s filings with the SEC, is essential for investors to understand METU’s operations, investment strategy, and financial prospects. The description of METU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long META Daily ETF (NASDAQ: FBL). Investors can access information about FBL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from FBL’s filings with the SEC, is essential for investors to understand FBL’s operations, investment strategy, and financial prospects. The description of FBL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the social media and computer programming industries.

The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. FBL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of FBL’s publicly available documents. In connection to METU, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding METU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of METU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH METU, ITS TRUST AND SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH FBL.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock.

GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying M RVL ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2X Long MRVL ETF (NASDAQ: MVLL). Investors can access information about MVLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811 -23214. This information, derived from MVLL’s filings with the SEC, is essential for investors to understand MVLL’s operations, investment strategy, and financial prospects. The description of MVLL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MVLL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MVLL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MVLL.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily MSFT Bull 2X Shares (NASDAQ: MSFU). Investors can access information about MSFU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from MSFU’s filings with the SEC, is essential for investors to understand MSFU’s operations, investment strategy, and financial prospects. The description of MSFU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Microsoft Daily Target ETF (CBOE: MSFX). Investors can access information about MSFX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from MSFX’s filings with the SEC, is essential for investors to understand MSFX’s operations, investment strategy, and financial prospects. The description of MSFX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long MSFT Daily ETF (NASDAQ: MSFL). Investors can access information about MSFL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MSFL’s filings with the SEC, is essential for investors to understand MSFL’s operations, investment strategy, and financial prospects. The description of MSFL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MSFL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MSFL’s publicly available documents. In connection to MSFU and MSFX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSFU and MSFX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MSFU and MSFX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSFU AND MSFX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSFL.

GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long MSTR Daily Target ETF (Cboe BZX Exchange: MSTU). Investors can access information about MSTU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from MSTU’s filings with the SEC, is essential for investors to understand MSTU’s operations, investment strategy, and financial prospects. The description of MSTU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Defiance Daily Target 2X Long MSTR ETF (NASDAQ: MSTX). Investors can access information about MSTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from MSTX’s filings with the SEC, is essential for investors to understand MSTX’s operations, investment strategy, and financial prospects. The description of MSTX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long MSTR Daily ETF (NASDAQ: MSTP). Investors can access information about MSTP, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MSTP’s filings with the SEC, is essential for investors to understand MSTP’s operations, investment strategy, and financial prospects. The description of MSTP’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MSTP is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MSTP’s publicly available documents. In connection to MSTU and MSTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTU and MSTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MSTU and MSTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSTU AND MSTX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSTP.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily MU Bull 2X Shares (NASDAQ: MUU). Investors can access information about MUU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from MUU’s filings with the SEC, is essential for investors to understand MUU’s operations, investment strategy, and financial prospects. The description of MUU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2X Long MU ETF (NASDAQ: MULL). Investors can access information about MULL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811 -23214. This information, derived from MULL’s filings with the SEC, is essential for investors to understand MULL’s operations, investment strategy, and financial prospects. The description of MULL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MULL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MULL’s publicly available documents. In connection with MUU none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MUU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MUU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MUU, IT TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MULL.

GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long NBIS Daily ETF (NASDAQ: NBIL). Investors can access information about NBIL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from NBIL’s filings with the SEC, is essential for investors to understand NBIL’s operations, investment strategy, and financial prospects. The description of NBIL’s principal investment strategies as outlined here is directly sourced from its prospectus.

(2)	Tradr 2X Long NBIS Daily ETF (NASDAQ: NEBX). Investors can access information about NEBX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from NEBX’s filings with the SEC, is essential for investors to understand NEBX’s operations, investment strategy, and financial prospects. The description of NEBX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. NBIL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of NBIL’s publicly available documents. In connection with NEBX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NEBX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NEBX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NEBX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH NBIL.

GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying NLFX ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily NFLX Bull 2X Shares (NASDAQ: NFXL). Investors can access information about NFXL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from NFXL’s filings with the SEC, is essential for investors to understand NFXL’s operations, investment strategy, and financial prospects. The description of NFXL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	T-REX 2X Long NFLX Daily Target ETF (Cboe BZX Exchange: NFLU). Investors can access information about NFLU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from NFLU’s filings with the SEC, is essential for investors to understand NFLU’s operations, investment strategy, and financial prospects. The description of NFLU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology and the entertainment industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with NFXL and NFLU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NFXL and NFLU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NFXL and NFLU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NFXL AND NFLU, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily NVDA Bull 2X Shares (NASDAQ: NVDU). Investors can access information about NVDU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AAPU’s filings with the SEC, is essential for investors to understand NVDU’s operations, investment strategy, and financial prospects. The description of NVDU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long NVIDIA Daily Target ETF (CBOE: NVDX). Investors can access information about NVDX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from AAPX’s filings with the SEC, is essential for investors to understand NVDX’s operations, investment strategy, and financial prospects. The description of NVDX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	Leverage Shares 2x Long NVDA Daily ETF (NASDAQ: NVDG). Investors can access information about NVDG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from NVDG’s filings with the SEC, is essential for investors to understand NVDG’s operations, investment strategy, and financial prospects. The description of NVDG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(4)	GraniteShares 2x Long NVDA Daily ETF (NASDAQ: NVDL). Investors can access information about NVDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from NVDL’s filings with the SEC, is essential for investors to understand NVDL’s operations, investment strategy, and financial prospects. The description of NVDL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semiconductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. NVDL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of NVDL’s publicly available documents. In connection to NVDU, NVDX, and NVDG none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVDU, NVDX and NVDG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NVDU, NVDX and NVDG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NVDU, NVDX AND NVDG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH NVDL.

GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long NOV ETF (NYSE: NVOX). Investors can access information about NVOX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from NVOX’s filings with the SEC, is essential for investors to understand NVOX’s operations, investment strategy, and financial prospects. The description of NVOX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the healthcare sector and pharmaceutical industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to NOVX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NOVX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NOVX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NOVX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long OKLO ETF (NASDAQ: OKLL). Investors can access information about OKLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from OKLL’s filings with the SEC, is essential for investors to understand OKLL’s operations, investment strategy, and financial prospects. The description of OKLL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the industrials sector and electrical equipment industries.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to OKLL, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OKLL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of OKLL.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH OKLL, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST ORCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long ORCL ETF (NYSE: ORCX). Investors can access information about ORCX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from ORCX’s filings with the SEC, is essential for investors to understand ORCX’s operations, investment strategy, and financial prospects. The description of ORCX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ORCX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ORCX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ORCX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ORCX, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily PANW Bull 2X Shares (NASDAQ: PALU). Investors can access information about PALU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from PALU’s filings with the SEC, is essential for investors to understand PALU’s operations, investment strategy, and financial prospects. The description of PALU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2X Long PANW ETF (NASDAQ: PANG). Investors can access information about PANG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from PANG’s filings with the SEC, is essential for investors to understand PANG’s operations, investment strategy, and financial prospects. The description of PANG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with PALU and PANG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PALU and PANG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of PALU and PANG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NFXL AND NFLU, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying PDDETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	KraneShares Daily PDD Bull 2X Shares (NASDAQ: KPDD). Investors can access information about KPDD, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-180870 and 811-22698. This information, derived from KPDD’s filings with the SEC, is essential for investors to understand KPDD’s operations, investment strategy, and financial prospects. The description of KPDD’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with KPDD, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KPDD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of KPDD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH KPDD, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily PLTR Bull 2X Shares (NASDAQ: PLTU). Investors can access information about PLTU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from PLTU’s filings with the SEC, is essential for investors to understand PLTU’s operations, investment strategy, and financial prospects. The description of PLTU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long PLTR Daily ETF (NASDAQ: PLTG). Investors can access information about PLTG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from PLTG’s filings with the SEC, is essential for investors to understand PLTG’s operations, investment strategy, and financial prospects. The description of PLTG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long PLTR Daily ETF (NASDAQ: PTIR). Investors can access information about PTIR, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from PTIR’s filings with the SEC, is essential for investors to understand PTIR’s operations, investment strategy, and financial prospects. The description of PTIR’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. PTIR is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of PTIR’s publicly available documents. In connection to PLTU and PLTG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PLTU and PLTG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of PLTU and PLTG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PLTU AND PTLG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH PTIR.

GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long QBTS Daily ETF (NASDAQ: QBTX). Investors can access information about QBTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from QBTX’s filings with the SEC, is essential for investors to understand QBTX’s operations, investment strategy, and financial prospects. The description of QBTX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with QBTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QBTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of QBTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH QBTX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3 shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, the ProShares UltraPro® QQQ, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Nasdaq-100® (the “Underlying Index”).

The Underlying Index is constructed and maintained by Nasdaq Inc. The Underlying Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Underlying Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-2114. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PROSHARES TRUST, THE UNDERLYING LEVERAGED ETF, PROSHARES ADVISORS LLC OR NASDAQ INC.

GraniteShares YieldBOOST QUBT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying PDDETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long QUBT Daily ETF (NASDAQ: QUBX). Investors can access information about QUBX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from QUBX’s filings with the SEC, is essential for investors to understand QUBX’s operations, investment strategy, and financial prospects. The description of QUBX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with QUBX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QUBX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of QUBX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH QUBX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long RBLX Daily Target ETF (Cboe BZX Exchange: RBLU). Investors can access information about RBLU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from RBLU’s filings with the SEC, is essential for investors to understand RBLU’s operations, investment strategy, and financial prospects. The description of RBLU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the communication services and the entertainment industries.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RBLU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RBLU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RBLU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RBLU, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long RDDT Daily ETF (NASDAQ: RDTL). Investors can access information about RDTL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from RDTL’s filings with the SEC, is essential for investors to understand RDTL’s operations, investment strategy, and financial prospects. The description of RDTL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. RDTL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of RDTL’s publicly available documents. The Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH RDTL.

GraniteShares YieldBOOST RGTI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long RGTI ETF (NYSE: RGTX). Investors can access information about RGTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from RGTX’s filings with the SEC, is essential for investors to understand RGTX’s operations, investment strategy, and financial prospects. The description of RGTX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RGTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RGTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RGTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RGTX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long RIOT ETF (NYSE: RIOX). Investors can access information about RIOX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from RIOX’s filings with the SEC, is essential for investors to understand RIOX’s operations, investment strategy, and financial prospects. The description of RIOX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the capital market services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RIOX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RIOX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RIOX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RIOT, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long RIVN Daily ETF (NASDAQ: RVNL). Investors can access information about RVNL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from RVNL’s filings with the SEC, is essential for investors to understand RVNL’s operations, investment strategy, and financial prospects. The description of RVNL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in automative industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. RVNL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of RVNL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH RVNL.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Options Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivative Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily Semiconductor Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE Semiconductor Index (the “Underlying Index”).

The Underlying Index is provided by ICE Data Indices, LLC (the “Index Provider”) and is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. Semiconductor companies are defined as those classified within the Semiconductor Industry of the ICE Uniform Sector Classification schema. This includes companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Options Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily Small Cap Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 2000® index (the “Underlying Index”).

The Underlying Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. The Underlying Index is reconstituted annually and enhanced by initial public offerings quarterly.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR FRANK RUSSELL COMPANY.

GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long SMCI ETF (NASDAQ: SMCX). Investors can access information about SMCX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from SMCX’s filings with the SEC, is essential for investors to understand SMCX’s operations, investment strategy, and financial prospects. The description of SMCX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long SMCI Daily ETF (NASDAQ: SMCL). Investors can access information about SMCL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from SMCL’s filings with the SEC, is essential for investors to understand SMCL’s operations, investment strategy, and financial prospects. The description of SMCL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying SMCL ETF as market and liquidity develop.

Due to the Underlying SMCL ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying SMCL ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying SMCL ETF from publicly available documents. SMCL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of SMCL’s publicly available documents. In connection to SMCX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representations that such publicly available documents or any other publicly available information regarding SMCX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SMCX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SMCX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH SMCL.

GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long SMR Daily Target ETF (Cboe BZX Exchange: SMUP). Investors can access information about SMUP, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from SMUP’s filings with the SEC, is essential for investors to understand SMUP’s operations, investment strategy, and financial prospects. The description of SMUP’s principal investment strategies as outlined here is directly sourced from its prospectus.
(1)	Tradr 2X Long SMR Daily ETF (NASDAQ: SMU). Investors can access information about SMU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from SMU’s filings with the SEC, is essential for investors to understand SMU’s operations, investment strategy, and financial prospects. The description of SMU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the industrials sector and electrical equipment industries.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with SMU and SMUP none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMU and SMUP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SMU or SMUP.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SMU OR SMUP, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long SOFI ETF (NASDAQ: SOFX). Investors can access information about SOFX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from SOFX’s filings with the SEC, is essential for investors to understand SOFX’s operations, investment strategy, and financial prospects. The description of SOFX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the consumer finance industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to SOFX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SOFX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SOFX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SOFX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long SOUN ETF (NASDAQ: SOUX). Investors can access information about SOUX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from SOUX’s filings with the SEC, is essential for investors to understand SOUX’s operations, investment strategy, and financial prospects. The description of SOUX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to SOUX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SOUX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SOUX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SOUX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Options Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 3, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily S&P500® Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500® index (the “Underlying Index”).

The Underlying Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S.-listed issuers. It selects constituents on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Underlying Index is a float-adjusted and market capitalization-weighted index.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 3 times the daily performance of the Underlying Index. It is expected that the implied volatility on the Underlying Leveraged ETF to be three times the level of the Underlying Index’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, three times the premium generated by selling options on the Underlying Index. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Index.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be three times the losses compared to the Underlying Index. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Index directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

Underlying Leveraged ETF

The Underlying Leveraged ETF, Direxion Daily Technology Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Technology Select Sector Index (the “Underlying Index”).

The Underlying Index is a product of S&P Dow Jones Indices LLC (“SPDJI”) (the “Index Provider”) and includes domestic companies from the technology sector which includes the following industries: information technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electrical equipment, instruments and components. The Underlying Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Underlying Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Underlying Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Underlying Index. This design ensures that each of the component stocks within a Select Sector Index is represented proportionate to the total market capitalization of such Select Sector Index.

The Underlying Leveraged ETF may invest in the securities of the Underlying Index, a representative sample of the securities in the Underlying Index that has aggregate characteristics similar to those of the Underlying Index, an ETF that tracks the Underlying Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Underlying Index or on an ETF that tracks the same Underlying Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying Leveraged ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from the Underlying Leveraged ETF’s filings with the SEC, is essential for investors to understand the Underlying Leveraged ETF’s operations, investment strategy, and financial prospects. The description of the Underlying Leveraged ETF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Leveraged ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Leveraged ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Leveraged ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING LEVERAGED ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES, LLC.

GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long TEM Daily ETF (NASDAQ: TEMT). Investors can access information about TEMT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from TEMT’s filings with the SEC, is essential for investors to understand TEMT’s operations, investment strategy, and financial prospects. The description of TEMT’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the information technology and computer programming industries.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to TEMT, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TEMT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TEMT.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TEMT, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be 2 times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily TSLA Bull 2X Shares (NASDAQ: TSLL). Investors can access information about TSLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TSLL’s filings with the SEC, is essential for investors to understand TSLL’s operations, investment strategy, and financial prospects. The description of TSLL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Tesla Daily Target ETF (NASDAQ: TSLT). Investors can access information about TSLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from TSLT’s filings with the SEC, is essential for investors to understand TSLT’s operations, investment strategy, and financial prospects. The description of TSLT’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	Leverage Shares 2x Long TSLA Daily ETF (NASDAQ: TSLG). Investors can access information about TSLG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from TSLG’s filings with the SEC, is essential for investors to understand TSLG’s operations, investment strategy, and financial prospects. The description of TSLG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(4)	GraniteShares 2x Long TSLA Daily ETF (NASDAQ: TSLR). Investors can access information about TSLR, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from TSLR’s filings with the SEC, is essential for investors to understand TSLR’s operations, investment strategy, and financial prospects. The description of TSLR’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. TSLR is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of TSLR’s publicly available documents. In connection to TSLL, TSLT and TSLG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSLL, TSLT, and TSLG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TSLL, TSLT and TSLG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TSLL, TSLT AND TSLG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH TSLR.

GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long TSM ETF (NASDAQ: TSMG). Investors can access information about TSMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from TSMG’s filings with the SEC, is essential for investors to understand TSMG’s operations, investment strategy, and financial prospects. The description of TSMG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Direxion Daily TSM Bull 2X Shares (NASDAQ: TSMX). Investors can access information about TSMX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TSMX’s filings with the SEC, is essential for investors to understand TSMX’s operations, investment strategy, and financial prospects. The description of TSMX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long TSM Daily ETF (NASDAQ: TSMU). Investors can access information about TSMU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from TSMU’s filings with the SEC, is essential for investors to understand TSMU’s operations, investment strategy, and financial prospects. The description of TSMU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of TSMU’s publicly available documents. In connection to TSMG or TSMX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSMG or TSMX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TSMG or TSMX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TSMG OR TSMX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH TSMU.

GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(3)	GraniteShares 2x Long UBER Daily ETF (NASDAQ: UBRL). Investors can access information about UBRL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from UBRL’s filings with the SEC, is essential for investors to understand UBRL’s operations, investment strategy, and financial prospects. The description of UBRL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of UBRL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH UBRL.

GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Leverage Shares 2X Long UNH ETF (NASDAQ: UNHG). Investors can access information about UNHG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from UNHG’s filings with the SEC, is essential for investors to understand UNHG’s operations, investment strategy, and financial prospects. The description of UNHG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the healthcare industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with UNHG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UNHG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of UNHG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH UNHG, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long UPST Daily ETF (NASDAQ: UPSX). Investors can access information about UPSX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from UPSX’s filings with the SEC, is essential for investors to understand UPSX’s operations, investment strategy, and financial prospects. The description of UPSX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in financial services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with UPSX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UPSX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of UPSX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH UPSX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long VRT Daily ETF (NASDAQ: VRTL). Investors can access information about VRTL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from VRTL’s filings with the SEC, is essential for investors to understand VRTL’s operations, investment strategy, and financial prospects. The description of VRTL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the industrial machinery industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of VRTL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH VRTL.

GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in the next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by the Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1-month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initially reference the following products as Underlying Leveraged ETF:

(1)	Leverage Share 2x Long XYZ Daily ETF (NASDAQ: XYZG). Investors can access information about XYZG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from XYZG’s filings with the SEC, is essential for investors to understand XYZG’s operations, investment strategy, and financial prospects. The description of XYZG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with XYZG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XYZG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of XYZG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH XYZG, ITS TRUSTS, AND ITS SERVICE PROVIDERS.